Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional and fair values of derivative instruments
The notional and fair values of derivative instruments are as follows (in millions):

	Notional Amount		Net Amount of Derivative Assets Presented in the Statements of Financial Position (1)		Net Amount of Derivative Liabilities Presented in the Statements of Financial Position (2)
As of December 31	2019	2018	2019	2018	2019	2018
Foreign exchange contracts
Accounted for as hedges	$579	$646	$16	$17	$1	$2
Not accounted for as hedges (3)	297	269	2	1	—	6
Total	$876	$915	$18	$18	$1	$8

(1)	Included within Other current assets ($7 million in 2019 and $3 million in 2018) or Other non-current assets ($11 million in 2019 and $15 million in 2018).

(2)	Included within Other current liabilities ($1 million in 2019 and $5 million in 2018) or Other non-current liabilities ($3 million in 2018).

(3)	These contracts typically are for 30-day durations and executed close to the last day of the most recent reporting month, thereby resulting in nominal fair values at the balance sheet date.

Derivative gains (losses)
The amounts of derivative gains (losses) recognized in the Consolidated Financial Statements are as follows (in millions):

	2019	2018	2017
(Loss) Gain recognized in Accumulated other comprehensive loss	$(9)	$(18)	$18
The amounts of derivative gains (losses) reclassified from Accumulated other comprehensive loss into Consolidated Statements of Income are as follows (in millions):

	Years Ended December 31
	2019	2018	2017
Total revenue (1)	$(12)	$—	$—
Compensation and benefits	(1)	1	14
Other general expense	—	(2)	(5)
Interest expense	(1)	(2)	(1)
Other income (expense) (1)	—	(8)	(9)
Total	$(14)	$(11)	$(1)

(1)
With the adoption of new hedge accounting guidance in the first quarter of 2019, gains (losses) on derivatives accounted for as hedges are recognized in Total revenue in the Company’s Consolidated Statement of Income rather than Other income (expense). Refer to Note 2 “Summary of Significant Accounting Principles and Practices” for additional details.